Document And Entity Information	3 Months Ended
Mar. 31, 2021
Document And Entity Information
Entity Registrant Name	Omnichannel Acquisition Corp.
Document Type	S-4
Amendment Flag	false
Entity Central Index Key	0001827669
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE